FINANCE INCOME AND COST - Narrative (Details) - USD ($) $ in Millions		3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 16, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Loss on debt extinguishment		$ 0.0	$ 0.0	$ (14.3)	$ 0.0
Losses related to contract costs from IPO				$ 18.0
Old term loan facility
Disclosure of detailed information about borrowings [line items]
Carrying amount of loan repaid senior facilities agreement	$ 1,860.0					$ 1,860.0
Bilateral Facility Standard Chartered
Disclosure of detailed information about borrowings [line items]
Carrying amount of loan repaid senior facilities agreement	90.0					90.0
Old revolving credit facility
Disclosure of detailed information about borrowings [line items]
Carrying amount of loan repaid senior facilities agreement	$ 291.0					$ 291.0